Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	CAD 17,869	CAD 8,435
Interest cost	27,346	13,029
Expected return on plan assets	(32,244)	(14,854)
Amortization of net actuarial loss (gain)	1,480	1,965
Amortization of prior service credits	(808)	(765)
Gain on curtailments and settlements	(1,394)	0
Amortization of regulatory assets/liability	15,179	4,698
Net benefit cost	27,428	12,508
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	6,280	2,916
Interest cost	8,621	3,525
Expected return on plan assets	(8,312)	(1,265)
Amortization of net actuarial loss (gain)	(299)	80
Amortization of prior service credits	(339)	(347)
Gain on curtailments and settlements	(6)	0
Amortization of regulatory assets/liability	507	1,471
Net benefit cost	CAD 6,452	CAD 6,380